Short-term Loans (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥) m²	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 18, 2020 USD ($) m²	Mar. 18, 2020 CNY (¥) m²	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Loans (Details) [Line Items]
Short term borrow | $	$ 2,353,500	$ 6,478,088
Fixed interest rate percentage	5.655%			5.655%
Land use right (in Square Meters) | m²	74,278	74,278		74,278
Borrowings	$ 800,000			¥ 5.0
Interest expense on all short-term bank loans | $	$ 372,881	$ 473,845	$ 609,097
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow			$ 300,000														¥ 2.0
Fixed interest rate percentage			8.50%														8.50%
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow					$ 800,000	¥ 5.0			$ 800,000	¥ 5.0
Fixed interest rate percentage					7.359%	7.359%			6.109%	6.109%
Bank of Jiangsu [Member]
Short-term Loans (Details) [Line Items]
Short term borrow							$ 800,000	¥ 5.0						¥ 5.0
Line of credit													$ 700,000	¥ 5.0
Annual interest rate													4.55%	4.55%
Monthly interest rate							4.55%	4.55%
Nanjing Bank [Member]
Short-term Loans (Details) [Line Items]
Short term borrow											$ 1,400,000	¥ 10.0			$ 1,400,000	¥ 10.0
Fixed interest rate percentage											5.22%	5.22%			5.22%	5.22%
Xinyi REIT [Member]
Short-term Loans (Details) [Line Items]
Line of credit | ¥								¥ 5.0
Land use right (in Square Meters) | m²													74,254.61	74,254.61
Land use rights carrying value													$ 1,900,000	¥ 9.9